Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Registrant Name	UNITED BREWERIES CO INC
Entity Central Index Key	0000888746
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	369,502,872
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	Vitacura 2670
Entity Address, Address Line Two	Twenty-Third Floor
Entity Address, City or Town	Santiago
Entity File Number	0-20486
Entity Incorporation, State or Country Code	F3
Entity Address, Country	CL
Entity Address, Postal Zip Code	7550098
Auditor Name	PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada
Auditor Firm ID	1364
Auditor Location	Avenida Andrés Bello 2711, piso 5, Las Condes, Santiago, Chile
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of Compañía Cervecerías Unidas S.A. for the fiscal year ended December 31, 2022 as filed with the Securities and Exchange Commission (“SEC”) on April 28, 2023 (the “Form 20-F”). In the Form 20-F we inadvertently included a prior version of the signature block in the document titled “Report of Independent Registered Public Accounting Firm” (the “Audit Report”) under Item 18 in the report of PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada. The Audit Report was signed by PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada and delivered to us prior to the original filing of the Form 20-F, but the correct version with the conformed signature line was inadvertently omitted from the version of the Audit Report included in the filing. This Form 20-F/A is being filed solely to include the inadvertently omitted conformed signature of PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada in the Audit Reports relating to the consolidated financial statements. In order to comply with certain requirements of the SEC rules in connection with this filing, this Amendment includes Item 18. Financial Statements and Item 19. Exhibits. No other changes were made to the Audit Report or to the Form 20-F. The consolidated financial statements and notes to consolidated financial statements have remained the same as that previously filed in the Form 20-F. This Amendment reflects information as of the filing date of the Form 20-F, does not reflect events occurring after that date and does not modify or update in any way disclosures made in the Form 20-F, except as specifically noted above. In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1 and 13.2. The only change in these certifications from the certifications of the Company’s principal executive officer and principal financial officer filed as exhibits to the Form 20-F is their date. In addition, the Company is also attaching as Exhibit 101 hereto the Interactive Data File disclosure furnished as Exhibit 101 to the Form 20-F. No changes have been made to the Interactive Data File disclosure furnished as Exhibit 101 to this Amendment from the Interactive Data File disclosure furnished as Exhibit 101 to the Form 20-F.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Vitacura 2670
Entity Address, Address Line Two	Twenty-Third Floor
Entity Address, City or Town	Santiago
Contact Personnel Name	Felipe Dubernet
Contact Personnel Email Address	fdubern@ccu.cl
City Area Code	562
Local Phone Number	24273536
Entity Address, Country	CL
Entity Address, Postal Zip Code	7550098
ADS [Member]
Document Information [Line Items]
Trading Symbol	CCU
Title of 12(b) Security	American Depositary Shares, each representing two shares of our Common Stock, without par value
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
No Trading Symbol Flag	true